Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Equity Awards
The Company does not have a formal policy regarding the timing of awards of stock options in relation to the disclosure of material nonpublic information by the Company. The Board of Directors approves all equity awards granted to our NEOs on or before the grant date and annual equity awards are generally granted effective after our applicable fiscal year-end earnings release so that the equity-based awards are granted (and valued) at a point in time when the most important information about our Company then known to management and our Board of Directors is likely to have been disseminated in the market. The Board of Directors may also grant equity awards at other times during the year due to special circumstances, including to new executive officers upon hire or promotion or a change in an executive officer’s role. The Compensation Committee or its delegees approve equity awards to other employees of the Company on or before the grant date consistent with the timing of equity awards granted to our NEOs. As a matter of good corporate governance, we do not grant equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs, directors or any other employees.
During fiscal year 2025, the Company did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any company Form 8-K that disclosed any material non-public information.

Award Timing Method	The Company does not have a formal policy regarding the timing of awards of stock options in relation to the disclosure of material nonpublic information by the Company. The Board of Directors approves all equity awards granted to our NEOs on or before the grant date and annual equity awards are generally granted effective after our applicable fiscal year-end earnings release so that the equity-based awards are granted (and valued) at a point in time when the most important information about our Company then known to management and our Board of Directors is likely to have been disseminated in the market. The Board of Directors may also grant equity awards at other times during the year due to special circumstances, including to new executive officers upon hire or promotion or a change in an executive officer’s role. The Compensation Committee or its delegees approve equity awards to other employees of the Company on or before the grant date consistent with the timing of equity awards granted to our NEOs.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a matter of good corporate governance, we do not grant equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs, directors or any other employees.
MNPI Disclosure Timed for Compensation Value	false